STRATIGOS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                   (UNAUDITED)

                             STRATIGOS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                   (UNAUDITED)

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital.....................    1
Statement of Operations...................................................    2
Statement of Changes in Members' Capital - Net Assets.....................    3
Notes to Financial Statements.............................................    4
Schedule of Portfolio Investments.........................................   10
Schedule of Securities Sold, Not Yet Purchased............................   13

STRATIGOS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                  JUNE 30, 2002
ASSETS                                                             (UNAUDITED)

Investment in securities, at market (cost - $9,293)                   $7,410
Receivable for investment securities sold                                681
Due from broker                                                        1,101
Interest receivable                                                        3
Other assets                                                               7
                                                                      ------
        TOTAL ASSETS                                                   9,202
                                                                      ------
LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $1,937)        931
Payable for investment securities purchased                              209
Administration fees payable                                                9
Accrued expenses                                                          70
                                                                      ------
        TOTAL LIABILITIES                                              1,219
                                                                      ------
              NET ASSETS                                              $7,983
                                                                      ======
MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                             $8,860
Net unrealized depreciation on investments                              (877)
                                                                      ------
        MEMBERS' CAPITAL - NET ASSETS                                 $7,983
                                                                      ======

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                             JUNE 30, 2002
                                                                             (UNAUDITED)
INVESTMENT INCOME
    Dividends                                                                  $     1
    Interest                                                                        13
                                                                               -------
                                                                                    14
                                                                               -------
EXPENSES
        Administration fees                                                         62
        Accounting and investor servicing fees                                      50
        Professional fees                                                           42
        Custodian fees                                                              19
        Board of Managers' fees and expenses                                        12
        Prime broker fees                                                            8
        Interest expense                                                             2
        Dividends on securities sold, not yet purchased                              2
        Insurance expense                                                            1
        Miscellaneous                                                               19
                                                                               -------
           TOTAL EXPENSES                                                          217
                                                                               -------
           NET INVESTMENT LOSS                                                    (203)
                                                                               -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED LOSS ON INVESTMENTS:
        Investment securities                                                   (3,856)
        Securities sold, not yet purchased                                         (11)
                                                                               -------
           NET REALIZED LOSS ON INVESTMENTS                                     (3,867)

    NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                         1,118
                                                                               -------
           NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                      (2,749)
                                                                               -------
           DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES
                                                                               $(2,952)
                                                                               =======

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                     SIX MONTHS ENDED       YEAR ENDED
                                                      JUNE 30, 2002     DECEMBER 31, 2001
FROM INVESTMENT ACTIVITIES                              (UNAUDITED)
    Net investment loss                                  $  (203)           $   (519)
    Net realized loss on investments                      (3,867)            (20,949)
    Net change in unrealized depreciation on
        investments                                        1,118               9,361
                                                         -------            --------
        DECREASE IN MEMBERS' CAPITAL DERIVED
             FROM INVESTMENT ACTIVITIES                   (2,952)            (12,107)

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                                    250               1,877
    Capital withdrawals                                       --              (2,331)
    Syndication costs                                         --                  (4)
                                                         -------            --------
        INCREASE (DECREASE) IN MEMBERS' CAPITAL
             DERIVED FROM CAPITAL TRANSACTIONS               250                (458)

        MEMBERS' CAPITAL AT BEGINNING OF PERIOD           10,685              23,250
                                                         -------            --------
        MEMBERS' CAPITAL AT END OF PERIOD                $ 7,983            $ 10,685
                                                         =======            ========

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Stratigos  Fund,  L.L.C.  (the  "Company")  was  organized  as  a  limited liability company under the laws of Delaware on April 14, 2000. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of April 26, 2000. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

      Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the board of Managers of the Company ("Board of Managers"). There are four members of the Board of Managers and an Adviser. CIBC Oppenheimer Advisors, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser.

      The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.  PORTFOLIO VALUATION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expenses are recorded on the accrual basis.

     Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold, not yet purchased) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

     Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

     All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.   CASH EQUIVALENTS

     The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At June 30, 2002, the Company was fully invested with no holdings in cash or cash equivalents.

     C.   INCOME TAXES

     No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

     In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide's "Audits of Investment Companies" effective for 2001, the Company reclassified $202,543 and $3,867,132 from net investment loss and net realized loss on investments, respectively, to net capital contributions for the six months ended June 30, 2002. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that been allocated the Company's members and had no effect on net assets.

3.   ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

     CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .10417% (1.25% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

     The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2002, there were no incentive allocation payments made to the Adviser .

     Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. One Manager is an "interested person" of the Company as defined by the Act.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

3.   ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 2002, fees paid to the Board of Managers (including meeting and the annual retainer) and expenses totaled $19,200.

     PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

     PFPC Inc. serves as Investor Services and Accounting Agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services.

4.   SECURITIES TRANSACTIONS

     Aggregate   purchases  and  sales  of  investment   securities,   excluding
     short-term securities, for the six months ended June 30, 2002, amounted to $9,520,136 and $10,929,538, respectively.

     At June 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized depreciation on investments was $877,315, consisting of $1,215,981 gross unrealized appreciation and $2,093,296 gross unrealized depreciation.

     Due from broker primarily represents proceeds from securities sold, not yet purchased.

5.   SHORT-TERM BORROWINGS

     The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2002, the Company had no outstanding borrowings. For the six months ended June 30, 2002, the average daily amount of such borrowings was $172,434 and the daily average annualized interest rate was 2.93%.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital. There was no transaction in forward contracts during the six months ended June 30, 2002.

     The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank depostis.

     Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

     The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

     When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in dermining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

     Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

     There were no transactions in written or purchased options during the six months ended June 30, 2002.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------



7.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                                                                                           SEPTEMBER 1, 2000
                                                           SIX MONTHS ENDED          YEAR ENDED       (COMMENCEMENT OF OPERATIONS)
                                                             JUNE 30, 2002        DECEMBER 31, 2001       TO DECEMBER 31, 2000
     Net Asset, end of period (000)                            $ 7,983                 $10,685                  $23,250
     Ratio of net investment loss to average net assets          (4.28%)*                (3.40%)                  (5.18%)*
     Ratio of expenses to average net assets                      4.58%*                  3.57%                    5.80%*
     Portfolio turnover                                          78.17%                 147.61%                   68.25%
     Total return**                                             (27.22%)                (48.76%)                 (51.12%)
     Average debt ratio                                           1.81%                   0.58%                    2.11%

       *    Annualized.
       ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. Total return for a period of less than a full year is not annualized.

STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         JUNE 30, 2002
        SHARES                                                                                           MARKET VALUE
                COMMON STOCK - 92.82%
                  AEROSPACE/DEFENSE - EQUIPMENT - 0.27%
            940      United Defense Industries, Inc.*                                                     $   21,620
                                                                                                          ----------
                  APPLICATIONS SOFTWARE - 18.92%
          7,670      Intuit, Inc. *                                                                          381,352
         18,590      Microsoft Corp. *                                                   (a)               1,016,873
          7,900      Siebel Systems, Inc.*                                                                   112,338
                                                                                                          ----------
                                                                                                           1,510,563
                                                                                                          ----------
                  COMPUTER SERVICES - 3.50%
          3,830      BISYS Group, Inc. (The)*                                                                127,539
          5,740      SunGard Data Systems, Inc.*                                                             151,995
                                                                                                          ----------
                                                                                                             279,534
                                                                                                          ----------
                  COMPUTERS - 6.70%
          5,370      Apple Computer, Inc.*                                                                    95,156
         16,830      Dell Computer Corp.*                                                                    439,936
                                                                                                          ----------
                                                                                                             535,092
                                                                                                          ----------
                  DATA PROCESSING/MANAGEMENT - 1.78%
          3,830      Certegy, Inc.*                                                                          142,131
                                                                                                          ----------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS - 7.65%
          8,230      Benchmark Electronics, Inc.*                                                            238,670
          5,710      Celestica, Inc. *                                                                       129,674
         11,480      Jabil Circuit, Inc.*                                                                    242,343
                                                                                                          ----------
                                                                                                             610,687
                                                                                                          ----------
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - 5.42%
          3,830      International Rectifier Corp.*                                                          111,645
          9,810      National Semiconductor Corp. *                                      (a)                 286,158
          6,262      Skyworks Solutions, Inc.*                                                                34,753
                                                                                                          ----------
                                                                                                             432,556
                                                                                                          ----------

The accompanying notes are an integral part of these financial statements.

                                     - 10 -


STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                         JUNE 30, 2002
        SHARES                                                                                           MARKET VALUE
                COMMON STOCK - (CONTINUED)
                  ENTERPRISE SOFTWARE/SERVICE  - 3.63%
         30,600      Oracle Corp.*                                                                         $ 289,782
                                                                                                          ----------
                  ENTERTAINMENT SOFTWARE  - 3.72%
          1,910      Electronic Arts, Inc.*                                                                  126,156
          5,740      THQ, Inc.*                                                                              171,166
                                                                                                          ----------
                                                                                                             297,322
                                                                                                          ----------
                  HUMAN RESOURCES  - 0.94%
          3,209      Hewitt Associates, Inc. - Class A*                                                       74,770
                                                                                                          ----------
                  INDEX  - 3.23%
          9,880      Nasdaq - 100 Index Tracking Stock  *                                (a)                 257,868
                                                                                                          ----------
                  INSTRUMENTS - SCIENTIFIC - 1.77%
          5,760      FEI Co.*                                                                                141,178
                                                                                                          ----------
                  LASERS - SYSTEMS/COMPONENTS - 2.53%
          5,760      Cymer, Inc. *                                                                           201,830
                                                                                                          ----------
                  MACHINES/TOOLS & RELATED PRODUCTS - 0.46%
          1,000      Kennametal, Inc.                                                                         36,600
                                                                                                          ----------
                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 12.35%
         10,950      Analog Devices, Inc. *                                                                  325,215
          7,720      Integrated Device Technology, Inc.*                                                     140,041
          5,710      Linear Technology Corp.                                                                 179,465
         12,947      Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR*                           168,311
         23,550      United Microelectronics Corp. - Sponsored ADR *                                         173,093
                                                                                                          ----------
                                                                                                             986,125
                                                                                                          ----------

The accompanying notes are an integral part of these financial statements.

                                     - 11 -


STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                                                         JUNE 30, 2002
        SHARES                                                                                           MARKET VALUE
                COMMON STOCK - (CONTINUED)
                  SEMICONDUCTOR EQUIPMENT - 11.77%
         11,780      Applied Materials, Inc. *                                                             $ 224,056
         12,500      ASM International N.V. *                                                                215,750
          7,680      Credence Systems Corp.*                                                                 136,474
          3,830      KLA - Tencor Corp.*                                                                     168,481
          5,740      Novellus Systems, Inc. *                                                                195,160
                                                                                                          ----------
                                                                                                             939,921
                                                                                                          ----------
                  TRAVEL SERVICES - 1.13%
          3,830      USA Interactive*                                                                         89,814
                                                                                                          ----------
                  WEB PORTALS/ISP - 1.43%
          7,720      Yahoo!, Inc.*                                                                           113,947
                                                                                                          ----------
                  WIRELESS EQUIPMENT - 5.62%
         16,320      Qualcomm, Inc.*                                                                         448,637
                                                                                                          ----------
                     TOTAL COMMON STOCK (COST $9,293,809)                                                  7,409,977
                                                                                                          ----------
                     TOTAL INVESTMENTS (COST $9,293,809) - 92.82%                                          7,409,977
                                                                                                          ----------
                     OTHER ASSETS LESS LIABILITIES - 7.18%                                                   573,250
                                                                                                          ----------
                     NET ASSETS - 100.00%                                                                 $7,983,227
                                                                                                          ==========

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.

*   Non-income producing security.


The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        JUNE 30, 2002
        SHARES                                                                                           MARKET VALUE
                SECURITIES SOLD, NOT YET PURCHASED - (11.66%)
                  APPLICATIONS SOFTWARE - (1.41%)
          7,900      Siebel Systems, Inc.                                                                 $ (112,338)
                                                                                                          ----------
                  COMMERCIAL SERVICES - FINANCE - (2.47%)
          6,300      Paychex, Inc.                                                                          (197,127)
                                                                                                          ----------
                  DATA PROCESSING/MANAGEMENT - (1.49%)
          6,300      Total System Services, Inc.                                                            (118,503)
                                                                                                          ----------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS - (1.58%)
          7,720      AVX  Corp.                                                                             (126,068)
                                                                                                          ----------
                  NETWORKING PRODUCTS - (2.14%)
          4,200      Black Box Corp.                                                                        (171,066)
                                                                                                          ----------
                  RETAIL - COMPUTER EQUIPMENT - (2.46%)
          4,200      CDW Computer Centers, Inc.                                                             (196,602)
                                                                                                          ----------
                  TELECOMMUNICATION SERVICES - (0.11%)
          5,400      Time Warner Telecom, Inc., Class A                                                       (9,072)
                                                                                                          ----------
                TOTAL SECURITIES SOLD, NOT YET PURCHASED
                          (PROCEEDS $1,937,292)                                                           $ (930,776)
                                                                                                          ==========

The accompanying notes are an integral part of these financial statements.

                                     - 13 -